Loss And Loss Adjustment Expense Reserves	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Loss And Loss Adjustment Expense Reserves	LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES
We write personal and commercial auto insurance, residential property insurance, and other specialty property-casualty insurance and related services throughout the United States. As a property-casualty insurance company, we are exposed to hurricanes or other catastrophes. We are unable to predict the frequency or severity of any such events that may occur in the near term or thereafter. To help mitigate this risk in our Property business, we currently maintain excess of loss reinsurance coverage, both on an aggregate and a per occurrence basis, and had aggregate stop-loss reinsurance coverage covering accident years 2017 to 2019.
As we are primarily an insurer of motor vehicles and residential property, we have limited exposure to environmental, asbestos, and general liability claims. We have established reserves for such exposures, which represent about 1% of our total loss and loss adjustment expense reserves. We believe these reserves to be adequate based on information currently known. These claims are not expected to have a material effect on our liquidity, financial condition, cash flows, or results of operations.
Loss and Loss Adjustment Expense Reserves
Loss and loss adjustment expense (LAE) reserves represent our best estimate of our ultimate liability for losses and LAE relating to events that occurred prior to the end of any given accounting period but have not yet been paid. For our Personal and Commercial Lines vehicle businesses, which represent about 90% of our total carried reserves, we establish loss and LAE reserves after completing reviews at a disaggregated level of grouping. Progressive’s actuarial staff reviews over 400 subsets of business data, which are at a combined state, product, and line coverage level, to calculate the needed loss and LAE reserves. During a reserve review, ultimate loss amounts are estimated using several industry standard actuarial projection methods. These methods take into account historical comparable loss data at the subset level and estimate the impact of various loss development factors, such as the frequency (number of losses per exposure), severity (dollars of loss per each claim), and average premium (dollars of premium per earned car year), as well as the frequency and severity of loss adjustment expense costs.
We begin our review of a set of data by producing multiple estimates of needed reserves, using both paid and incurred data, to determine if a reserve change is required. In the event of a wide variation among results generated by the different projections, our actuarial group will further analyze the data using additional quantitative analysis. Each review develops a point estimate for a relatively small subset of the business, which allows us to establish meaningful reserve levels for that subset. We believe our comprehensive process of reviewing at a subset level provides us more meaningful estimates of our aggregate loss reserves.
The actuarial staff completes separate projections of needed case and incurred but not recorded (IBNR) reserves. Since a large majority of the parties involved in an accident report their claims within a short time period after the occurrence, we do not carry a significant amount of IBNR reserves for older accident years. Based on the methodology we use to estimate case reserves for our vehicle businesses, we do not have expected development on reported claims included in our IBNR reserves. We do, however, include anticipated salvage and subrogation recoveries in our IBNR reserves, which could result in negative carried IBNR reserves, primarily in our physical damage reserves.
Changes from historical data may reduce the predictiveness of our projected future loss costs. Internal considerations that are process-related, which generally result from changes in our claims organization’s activities, include claim closure rates, the number of claims that are closed without payment, and the level of the claims representatives’ estimates of the needed case reserve for each claim. These changes and their effect on the historical data are studied at the state level versus on a larger, less indicative, countrywide basis. External items considered include the litigation atmosphere, state-by-state changes in medical costs, and the availability of services to resolve claims. These also are better understood at the state level versus at a more macro, countrywide level. The actuarial staff takes these changes into consideration when making their assumptions to determine needed reserve levels.

Similar to our vehicle businesses, our actuarial staff analyzes loss and LAE data for our Commercial Lines non-vehicle business and our Property business on an accident period basis. Many of the methodologies and key parameters reviewed are similar. In addition, for Protective
Insurance and our Property business, since claims adjusters primarily establish the case reserves, the actuarial staff includes expected development on case reserves as a component of the overall IBNR reserves.
Activity in the loss and LAE reserves is summarized as follows:

(millions)	2021	2020	2019
Balance at January 1	$20,265.8	$18,105.4	$15,400.8
Less reinsurance recoverables on unpaid losses	3,798.2	3,212.2	2,572.7
Net balance at January 1	16,467.6	14,893.2	12,828.1
Net loss and loss adjustment expense reserves acquired[1]	729.2	0	0
Total beginning reserves	17,196.8	14,893.2	12,828.1
Incurred related to:
Current year	33,632.3	24,926.5	25,238.2
Prior years	(4.7)	195.3	232.3
Total incurred	33,627.6	25,121.8	25,470.5
Paid related to:
Current year	20,561.1	15,584.4	16,105.0
Prior years	8,832.8	7,963.0	7,300.4
Total paid	29,393.9	23,547.4	23,405.4
Net balance at December 31	21,430.5	16,467.6	14,893.2
Plus reinsurance recoverables on unpaid losses	4,733.6	3,798.2	3,212.2
Balance at December 31	$26,164.1	$20,265.8	$18,105.4
[1] Net reserves acquired in Protective Insurance acquisition.
We experienced favorable reserve development of $4.7 million in 2021 and unfavorable development of $195.3 million and $232.3 million in 2020 and 2019, respectively, which is reflected as “Incurred related to prior years” in the table above.

2021
•The slightly favorable reserve development for 2021, reflected approximately $140 million of favorable prior year reserve development that was attributable to accident year 2020, offset by $87 million of unfavorable development attributable to accident year 2019, with the remainder of the unfavorable development attributable to 2018 and prior accident years.
•Our personal auto products incurred $113 million of favorable loss and LAE reserve development, with the Direct auto business contributing about 70%, primarily attributable to revised estimates of our per claim settlement costs and fewer late reports than originally anticipated, partially offset by higher than anticipated bodily injury severity.
•Our Commercial Lines business experienced $87 million of unfavorable development, primarily due to increased injury severity and the emergence of large injury claims at rates higher than originally anticipated, primarily in Texas and Florida.
•Our Property business experienced $36 million of unfavorable development primarily due to higher than anticipated severity and claims that were previously closed being reopened in Florida.
•Our special lines products experienced $14 million of favorable development.
2020
•Approximately $59 million of the unfavorable prior year reserve development was attributable to accident year 2019, $107 million to accident year 2018, and the remainder to 2017 and prior accident years.
•Our personal auto products incurred about $136 million of unfavorable loss and LAE reserve development, with the Agency and Direct auto businesses each contributing about half, primarily attributable to higher than anticipated frequency of reopened PIP claims, primarily in Florida, updated estimates of our per claim settlement costs, and late reported losses occurring toward the end of 2019 but not reported until 2020, which was partially offset by higher than anticipated salvage and subrogation recoveries.
•Our Commercial Lines business experienced about $98 million of unfavorable development, primarily due to increased injury severity and the emergence of large injury claims at rates higher than originally anticipated.
•Our special lines products and Property business experienced about $25 million and $14 million, respectively, of favorable development driven by favorable case development across all products, as severity was lower than expected.
2019
•Approximately $131 million of the unfavorable prior year reserve development was attributable to accident year 2018, $73 million to accident year 2017, and the remainder to 2016 and prior accident years.
•Our personal auto products incurred about $121 million of unfavorable loss and LAE reserve development, with the Agency and Direct auto businesses each contributing about half, primarily reflecting increased injury severity, a higher than anticipated frequency of reopened PIP claims, primarily in Florida, and late reported losses occurring in late 2018 but not reported until 2019.
•Our Commercial Lines business experienced about $83 million of unfavorable development, primarily due to increased injury severity and more emergence of large injury claims than originally anticipated.
•Our special lines products experienced about $14 million of unfavorable development, primarily due to less salvage and subrogation recoveries than originally anticipated and increased severity of late reported claims.
•Our Property business experienced about $12 million of unfavorable development, primarily due to higher than originally anticipated homeowner and dwelling costs and fire liability costs.
Incurred and Paid Claims Development by Accident Year
The following tables present our incurred, net of reinsurance, and paid claims development by accident year for the number of years that generally have historically represented the maximum development period for claims in any of our segment categories. The tables below include inception-to-date information for companies acquired and wholly exclude companies disposed of, rather than including information from the date of acquisition, or until the date of disposition. We believe the most meaningful presentation of claims development is through the retrospective approach by presenting all relevant historical information for all periods presented.
We have elected to present our incurred and paid claims development consistent with our GAAP reportable segments (see Note 10 – Segment Information for a discussion of our segment reporting), with a further disaggregation of our Personal Lines and Commercial Lines auto business claims development between liability and physical damage, since the loss patterns are significantly different between them. The Commercial
Lines other business includes Protective Insurance coverages other than liability and physical damage. Reserves for our run-off products are not considered material, and, therefore, are not included in a separate claims development table.
Only 2021 is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Property business and the Commercial Lines other business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves for that segment. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2021
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$4,474.8	$4,485.8	$4,511.1	$4,546.4	$4,509.2	$0	779,396
2018		5,141.8	5,182.1	5,192.7	5,238.7	89.3	856,502
2019			5,885.0	5,886.9	5,918.2	112.5	915,954
2020				5,433.8	5,405.4	280.3	754,470
2021					6,716.4	991.0	875,200
				Total	$27,787.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$2,074.0	$3,478.5	$4,048.5	$4,285.5	$4,418.3
2018		2,378.0	4,028.7	4,635.0	4,940.6
2019			2,715.2	4,533.2	5,272.8
2020				2,383.0	4,112.2
2021					2,855.4
				Total	$21,599.3
	All outstanding liabilities before 2017, net of reinsurance[1]				85.7
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$6,274.3
[1] Required supplementary information (unaudited)

Personal Lines - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2021
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$2,635.5	$2,638.5	$2,643.5	$2,640.6	$2,645.1	$0.8	1,514,952
2018		2,819.0	2,822.6	2,821.7	2,818.9	(4.6)	1,695,396
2019			3,277.9	3,254.7	3,261.1	(3.1)	1,878,499
2020				3,328.5	3,319.8	(14.6)	1,782,861
2021					4,708.3	(222.0)	2,094,032
				Total	$16,753.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$2,599.8	$2,643.2	$2,640.9	$2,640.8	$2,641.7
2018		2,769.1	2,827.4	2,819.9	2,819.5
2019			3,242.5	3,259.2	3,255.9
2020				3,250.1	3,322.5
2021					4,438.1
				Total	$16,477.7
	All outstanding liabilities before 2017, net of reinsurance[1]				2.1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$277.6
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2021
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$4,209.5	$4,209.9	$4,229.3	$4,254.4	$4,219.2	$(0.5)	772,945
2018		4,904.8	4,980.9	5,003.2	5,052.5	77.1	871,243
2019			5,756.5	5,811.7	5,837.9	91.9	957,488
2020				5,356.9	5,322.7	263.2	787,231
2021					6,964.7	972.2	970,710
				Total	$27,397.0
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$1,912.6	$3,255.2	$3,808.3	$4,035.6	$4,147.1
2018		2,235.1	3,863.5	4,481.7	4,787.7
2019			2,630.3	4,452.5	5,218.8
2020				2,301.3	4,018.7
2021					2,915.0
				Total	$21,087.3
	All outstanding liabilities before 2017, net of reinsurance[1]				63.5
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$6,373.2
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2021
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$2,750.6	$2,743.7	$2,749.0	$2,745.6	$2,750.8	$0.8	1,791,658
2018		3,202.3	3,181.9	3,182.0	3,179.3	(6.2)	2,070,183
2019			3,787.9	3,737.8	3,749.6	(5.5)	2,271,699
2020				3,775.6	3,753.3	(26.1)	2,136,940
2021					5,752.3	(311.9)	2,618,463
				Total	$19,185.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$2,742.1	$2,753.5	$2,748.4	$2,747.6	$2,747.9
2018		3,170.0	3,193.8	3,183.0	3,182.6
2019			3,782.6	3,751.3	3,746.8
2020				3,720.0	3,765.9
2021					5,421.9
				Total	$18,865.1
	All outstanding liabilities before 2017, net of reinsurance[1]				2.1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$322.3
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2021
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$1,477.2	$1,470.2	$1,492.6	$1,472.2	$1,462.3	$5.9	102,806
2018		1,880.4	1,913.7	1,976.2	1,971.4	34.7	119,972
2019			2,301.1	2,370.9	2,426.3	82.0	136,273
2020				2,335.7	2,388.8	175.5	117,027
2021					3,446.6	650.0	153,749
				Total	$11,695.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$337.2	$759.5	$1,085.4	$1,257.1	$1,353.0
2018		401.4	979.9	1,392.3	1,666.8
2019			474.8	1,184.4	1,684.5
2020				440.8	1,110.4
2021					573.6
				Total	$6,388.3
	All outstanding liabilities before 2017, net of reinsurance[1]				74.0
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$5,381.1
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2021
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$463.9	$459.3	$457.3	$456.1	$456.6	$0	87,721
2018		528.7	528.3	526.3	525.6	(1.1)	93,305
2019			633.1	628.3	626.6	(1.9)	99,456
2020				631.8	624.9	(4.4)	99,436
2021					920.9	(11.4)	123,801
				Total	$3,154.6
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$408.5	$456.0	$455.4	$455.6	$455.6
2018		467.6	524.8	524.9	525.4
2019			561.1	625.1	624.8
2020				540.6	621.8
2021					764.2
				Total	$2,991.8
	All outstanding liabilities before 2017, net of reinsurance[1]				0.7
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$163.5
[1] Required supplementary information (unaudited)

Commercial Lines - Other
($ in millions)											As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance											December 31, 2021
	For the years ended December 31,										Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016[1]	2017[1]	2018[1]	2019[1]	2020[1]	2021
2012	$62.2	$59.2	$57.0	$61.7	$68.8	$71.9	$70.1	$70.0	$70.9	$71.1	$3.0	7,434
2013		66.4	68.1	65.3	75.4	81.6	77.9	78.9	78.9	78.9	4.4	7,703
2014			74.9	70.0	68.3	70.5	70.7	69.4	70.7	70.9	4.3	7,969
2015				51.2	45.4	46.1	48.3	47.0	44.8	45.1	4.9	8,519
2016					51.8	43.3	41.0	41.5	40.2	40.1	3.8	7,065
2017						62.6	54.6	51.1	48.8	46.2	5.8	17,653
2018							81.5	81.3	76.7	77.0	7.8	15,389
2019								80.7	83.1	85.4	14.7	10,577
2020									75.0	80.7	24.8	9,260
2021										84.1	45.9	8,472
									Total	$679.5
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016[1]	2017[1]	2018[1]	2019[1]	2020[1]	2021
2012	$14.0	$28.2	$38.4	$47.3	$53.6	$58.6	$62.1	$63.3	$64.2	$64.1
2013		13.7	30.6	43.6	55.6	61.9	66.9	68.9	70.8	71.7
2014			18.6	33.9	44.3	51.1	56.9	59.0	61.1	64.2
2015				6.5	18.1	26.5	30.9	33.9	36.1	37.1
2016					8.5	20.9	27.0	30.6	32.7	33.8
2017						9.6	24.4	30.8	34.5	36.9
2018							17.6	39.6	49.5	56.7
2019								20.0	42.4	56.0
2020									15.8	38.6
2021										16.9
									Total	$476.0
			All outstanding liabilities before 2012, net of reinsurance[1]							26.3
			Liabilities for claims and claim adjustment expenses, net of reinsurance							$229.8
[1] Required supplementary information (unaudited)

Property Business
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2021
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$672.8	$680.9	$683.4	$681.3	$681.5	$0.4	76,236
2018		839.0	845.2	845.4	846.5	11.0	64,872
2019			971.7	965.2	962.8	2.4	75,434
2020				1,223.5	1,246.8	56.8	109,427
2021					1,539.6	333.4	118,874
				Total	$5,277.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$506.7	$647.1	$670.1	$675.0	$679.1
2018		595.9	781.2	812.6	826.6
2019			708.0	930.4	950.5
2020				832.5	1,141.2
2021					1,035.4
				Total	$4,632.8
	All outstanding liabilities before 2017, net of reinsurance[1]				6.1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$650.5
[1] Required supplementary information (unaudited)
The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2021	2020
Net outstanding liabilities
Personal Lines
Agency, Liability	$6,274.3	$5,378.7
Agency, Physical Damage	277.6	82.4
Direct, Liability	6,373.2	5,277.3
Direct, Physical Damage	322.3	40.6
Commercial Lines
Liability	5,381.1	3,586.3
Physical Damage	163.5	82.7
Other	229.8	0
Property	650.5	474.7
Other business	62.6	66.7
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	19,734.9	14,989.4
Reinsurance recoverable on unpaid claims
Personal Lines
Agency, Liability	916.9	959.6
Agency, Physical Damage	0	0
Direct, Liability	1,472.7	1,475.8
Direct, Physical Damage	0	0
Commercial Lines
Liability	1,266.4	758.5
Physical Damage	2.4	(0.3)
Other	202.0	0
Property	370.0	226.9
Other business	463.8	358.6
Total reinsurance recoverable on unpaid claims	4,694.2	3,779.1
Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,695.6	1,478.2
Reinsurance recoverable on unpaid claims	39.4	19.1
Total gross liability for unpaid claims and claim adjustment expense	$26,164.1	$20,265.8
The following table shows the average historical claims duration as of December 31, 2021:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Agency, Liability	44.6%	31.3%	12.2%	5.6%	2.9%
Agency, Physical Damage	97.3	1.6	(0.2)	0	0
Direct, Liability	43.8	31.9	12.8	5.8	2.6
Direct, Physical Damage	98.2	0.4	(0.2)	0	0
Commercial Lines
Liability	19.0	28.9	21.1	13.0	6.6
Physical Damage	86.9	11.2	0	0.1	0
Other	20.8	25.6	15.2	10.9	7.4
Property	69.7	22.9	3.0	1.2	0.6